FEDERATED INCOME SECURITIES TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 30, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED INCOME SECURITIES TRUST (the “Trust”)

FEDERATED INTERMEDIATE CORPORATE BOND FUND

Institutional Shares

Service Shares

FEDERATED SHORT-TERM INCOME FUND

Class A Shares

Institutional Shares

Service Shares

Class Y Shares

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated June 30, 2014, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 142 on June 26, 2014.

If you have any questions regarding this certification, please contact me at 412-288-3859.

Very truly yours,

/s/ Thomas H. Watterson

Thomas H. Watterson

Assistant Secretary